Sep. 10, 2021
KraneShares Bloomberg Barclays China Bond Inclusion Index ETF | KraneShares Bloomberg Barclays China Bond Inclusion Index ETF
KraneShares Bloomberg Barclays China Bond Inclusion Index ETF (the “Fund”)

KRANE SHARES TRUST

KraneShares Bloomberg Barclays China Bond Inclusion Index ETF (the “Fund”)

Supplement dated September 10, 2021 to the currently effective Summary Prospectus, Statutory Prospectus, and Statement of Additional Information as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (together, the “Prospectus”) and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information dated July 29, 2021.

Effective September 14, 2021, the Fund’s name is changed from KraneShares Bloomberg Barclays China Bond Inclusion Index ETF to KraneShares Bloomberg China Bond Inclusion Index ETF. In addition, the name of the Fund’s Underlying Index has changed from Bloomberg Barclays China Inclusion Focused Bond Index to Bloomberg China Inclusion Focused Bond Index. Accordingly, as of September 14, 2021, all references to KraneShares Bloomberg Barclays China Bond Inclusion Index ETF in the Prospectus and Statement of Additional Information are replaced with KraneShares Bloomberg China Bond Inclusion Index ETF and all references to Bloomberg Barclays China Inclusion Focused Bond Index in the Prospectus and Statement of Additional Information are replaced with Bloomberg China Inclusion Focused Bond Index.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.